The Guardian Life Insurance Company of America

7 Hanover Square

New York, NY 10004

February 13, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Guardian Variable Products Trust
File Nos. 333-210205; 811-23148

Ladies and Gentlemen:

Enclosed for filing on behalf of Guardian Variable Products Trust (the “Registrant”) via the EDGAR system is Post-Effective Amendment No. 4 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 8 under the Investment Company Act of 1940, as amended, to the Registrant’s registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act in order to register shares of the Guardian Small Cap Core VIP Fund, Guardian Small Cap Value VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund, each a new series of the Registrant. The Amendment does not affect the currently effective Prospectus and Statement of Additional Information for other series of the Registrant.

No fee is required in connection with this filing. Please contact the undersigned at (212) 598-1297 or James Catano of Dechert LLP at (202) 261-3376 with any comments or questions concerning this filing.

Very truly yours,

/s/ Kathleen M. Moynihan
Kathleen M. Moynihan
Senior Counsel

Copy to:	Richard T. Potter, Esq.
Jeffrey S. Puretz, Dechert LLP
James V. Catano, Dechert LLP